Lease (Schedule of Components of Lease Expense and Other Lease Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Jan. 01, 2018
Leases [Abstract]
Operating Lease Expense Recognized	$ 75,263	$ 99,780
Cash paid for amounts included in measurement of lease liabilities	71,795
Operating lease right-of-use asset	113,395		$ 79,093	$ 179,341
Operating lease liability	$ 117,639
Weighted-average remaining lease term	1 year 7 months 6 days
Weighted-average discount rate	6.00%